Impairment losses (Tables)	12 Months Ended
Mar. 31, 2025
Impairment losses
Schedule of carrying value of goodwill

	2025 €m	2024 € m

Germany	15,985	20,335

Other	4,529	4,621

	20,514	24,956

Schedule of key assumptions used in the value in use calculations
Key assumptions used in the value in use calculations
The key assumptions used in determining the value in use are:

Assumption	How determined

Projected adjusted EBITDAaL

Projected adjusted EBITDAaL has been based on experience adjusted for the following:

–  In Europe, mobile revenue is expected to benefit from increased usage as customers transition to higher data bundles, and new consumer and business products and services are introduced. Fixed revenue is forecast to grow as penetration is increased and more products and services are sold to customers;

–  Outside of Europe, revenue is expected to continue to grow as the penetration of faster data-enabled devices rises along with higher data bundle attachment rates, and new products and services are introduced; and

–  Margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on experience and include the ongoing capital expenditure required to maintain our networks, provide products and services in line with customer expectations, including of higher data volumes and speeds, and to meet the population coverage requirements of certain of the Group’s licences. In Europe, capital expenditure is required to roll out capacity-building next generation 5G and gigabit networks. Outside of Europe, capital expenditure will be required for the continued rollout of current and next generation mobile networks in emerging markets. Capital expenditure includes cash outflows for the purchase of owned property, plant and equipment and computer software.

Projected licence and spectrum payments

To enable the continued provision of products and services, the cash flow forecasts for licence and spectrum payments for each relevant cash-generating unit include amounts for expected renewals and newly available spectrum. Beyond the five-year forecast period, a long-run
cost of spectrum is assumed.

Assumption	How determined

Long-term growth rate

For the purposes of the Group’s value in use calculations, a long-term growth rate into perpetuity is applied immediately at the end of the five-year forecast period and is based on the lower of:

–  The nominal GDP growth rate forecasts for the country of operation; and

–  The long-term compound annual growth rate in adjusted EBITDAaL as estimated by management.

Long-term compound annual growth rates determined by management may be lower than forecast nominal GDP growth rates due to the following market-specific factors: competitive intensity levels, maturity of business, regulatory environment or sector-specific inflation expectations.

Pre-tax discount rate

The
pre-tax
discount rate for each cash-generating unit is derived such that when applied to pre-tax
cash flows it gives the same result as when the observable
post-tax
weighted average cost of capital is applied to
post-tax
cash flows.

The assumptions used to develop discount rates for each cash-generating unit are benchmarked to externally available data.

–  The
 risk-free
rate is derived from an average yield of a ten-year bond issued by the government in each cash-generating unit’s respective country of operations;

–  The forward-looking equity market risk premium (an investor’s required rate of return over and above a risk-free rate) is based on studies by independent economists, the long-term average equity market risk premium and the market risk premiums typically used by valuation practitioners;

–  The asset beta reflecting the systematic risk of the telecommunications segment relative to the market is determined from betas observed for comparable listed telecommunications companies; and

–  The region-specific leverage ratios are estimated from ratios observed for comparable listed telecommunications companies.

Each cash-generating unit’s discount rate is determined in nominal terms to match their nominal estimates of future cash flows.

Changes in
risk-free
 rates have increased and decreased the cash-generating unit discount rates in the current year.

Schedule of assumptions used in valuation of impairment loss

	Assumptions used in value in use calculations

	Germany %	Romania %

Pre-tax discount rate	7.8	11.0

Long-term growth rate	1.2	2.5

Projected adjusted EBITDAaL CAGR 1	1.3	1.5

Projected capital expenditure 2	17.6 - 20.7	9.2 - 11.0

Change required for carrying value to equal recoverable amount

UK pps

Pre-tax discount rate	1.5

Long-term growth rate	(1.4)

Projected adjusted EBITDAaL CAGR 1	(2.0)

Projected capital expenditure 2	3.3
Notes:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2.
Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

	Recoverable amount less carrying value

	Germany € bn	Romania € bn

Base case (prior to impairment charge recognition)	(4.4)	(0.2)

Change in pre-tax discount rate

Decrease by 0.5pps	(1.7)	(0.1)

Increase by 0.5pps	(6.6)	(0.2)

Change in projected adjusted EBITDAaL CAGR 1

Decrease by 2.0pps	(7.6)	(0.2)

Increase by 2.0pps	(0.8)	(0.1)
Note:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

Assumptions used in value in use calculations

Germany %

Pre-tax discount rate	8.3

Long-term growth rate	1.0

Projected adjusted EBITDAaL CAGR 1	2.4

Projected capital expenditure 2	17.4-19.9

	Change required for carrying value to equal recoverable amount

	Germany pps	UK pps

Pre-tax discount rate	0.5	2.2

Long-term growth rate	(0.4)	(2.1)

Projected adjusted EBITDAaL CAGR 1	(1.2)	(2.9)

Projected capital expenditure 2	3.9	4.9
Notes:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2.
Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

	Assumptions used in value in use calculations

	Germany %	Italy %

Pre-tax discount rate	7.8	8.9

Long-term growth rate	0.6	1.5

Projected adjusted EBITDAaL CAGR 1	1.8	1.0

Projected capital expenditure 2	19.4-19.8	16.5-17.9

	Change required for carrying value to equal recoverable amount

	Germany pps	Italy pps	UK pps	Spain pps

Pre-tax discount rate	0.6	0.2	1.6	0.5

Long-term growth rate	(0.6)	(0.2)	(1.9)	(0.6)

Projected adjusted EBITDAaL CAGR 1	(1.8)	(0.5)	(4.1)	(1.5)

Projected capital expenditure 2	5.5	0.9	4.2	2.2
Notes:

1.	Projected adjusted E BIT DAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2.
Projected
capital
expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash
-generating units of the plans used for impairment testing.

	Recoverable amount less carrying value

	Italy € bn	Spain € bn

Base case as at 31 March 2023	0.2	0.4

Change in pre-tax discount rate

Decrease by 1pps	1.4	1.3

Increase by 1pps	(0.8)	(0.3)

Change in projected adjusted EBITDAaL CAGR 1

Decrease by 5pps	(1.6)	(0.8)

Increase by 5pps	2.3	1.8
Note:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.